ASSOCIATES AND JOINT AGREEMENT (Details)	12 Months Ended
Dec. 31, 2024
UT [Member]
Information about associates and agreement [Abstract]
Guarantee period from the provisional reception of the UT Works	18 months
Link [Member]
Information about associates and agreement [Abstract]
Percentage of ownership	49.00%
Link [Member] | Pan American Sur S.A. [Member]
Information about associates and agreement [Abstract]
Percentage of ownership	20.40%
Percentage of joint ownership	20.40%
Link [Member] | Shell Argentina S.A. [Member]
Information about associates and agreement [Abstract]
Percentage of ownership	25.50%
Percentage of joint ownership	25.50%
Link [Member] | Wintershall Dea Argentina S.A. [Member]
Information about associates and agreement [Abstract]
Percentage of joint ownership	5.10%
TGU [Member]
Information about associates and agreement [Abstract]
Percentage of ownership	49.00%
EGS [Member]
Information about associates and agreement [Abstract]
Percentage of ownership	49.00%
Percentage of joint ownership	51.00%